Postretirement Plans (Tables)	12 Months Ended
Sep. 30, 2013
Postemployment Benefits [Abstract]
Components Of Net Postretirement Benefits Expense

	2011	2012	2013
Service cost	$3	2	2
Interest cost	17	16	12
Net amortization	(7)	(11)	(13)
Net postretirement expense	$13	7	1

Reconciliations Of Actuarial Present Value Of Accumulated Postretirement Benefit Obligations

	2012	2013
Benefit obligation, beginning	$392	367
Service cost	2	2
Interest cost	16	12
Actuarial (gain) loss	(10)	(83)
Benefits paid	(17)	(20)
Plan amendments	(16)	—
Benefit obligation, ending (recognized in balance sheet)	$367	278